Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7:-	INTANGIBLE ASSETS, NET

a.	Intangible assets are comprised of the following:

	Weighted average amortization period	December 31,
	Years	2016	2017

Original amount:
Acquired technology	8.14	$1,566	$1,566
Customer relationships	5	2,614	2,614
Non-competition agreement	4	265	265

		$4,445	$4,445
Accumulated amortization:
Acquired technology		766	866
Customer relationships		261	1,404
Non-competition agreement		33	99

		1,060	2,369

Intangible assets, net		$3,385	$2,076

Amortization expenses for the years ended December 31, 2015, 2016 and 2017 were $222, $519 and $1,309, respectively.

b.	Future amortization expenses for the years ending:

December 31,

2018	$1,065
2019	432
2020	136
2021	143
2022 and Thereafter	300

$2,076